RELATED PARTY TRANSACTIONS - Summary of Related Party Agreements and Transactions in the Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Power purchase and revenue agreements	$ 0	$ 14	$ 21
Other income
Gain on disposition	23	0	0
Distribution income	3	8	0
Total other income	26	8	0
Direct operating costs
Energy marketing fee & other services	(12)	(5)	(1)
Interest expense
Borrowings	(63)	(35)	0
Contract balance accretion	(30)	(26)	(20)
Total interest expense	(93)	(61)	(20)
Other related party services (expense) income	5	3	(5)
Financial instrument gain	3	21	5
Total other revenue	8	24	0
Management service costs	(204)	(205)	(243)
Investment tax credits	$ 131	$ 0	$ 0